Convertible Loans Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Beginning balance of notes payable, net	$ 73,664	$ 176,703
Issuances of debt	153,000	178,000
Cash settlement of debt	0	(150,000)
Debt discount	(256,555)	(175,025)
Conversions	(33,663)	(50,000)
Amortization of debt discount	216,013	93,986
Ending balance of notes payable, net	$ 152,459	$ 73,664